Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ (827)	$ 649	$ (857)
Realized Foreign Exchange (Gain) Loss	423	205	45
Total	(404)	854	(812)
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	(800)	602	(665)
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ (27)	$ 47	$ (192)